UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	12/31/14

The following N-Q relates only to the Registrant’s series listed below and does affect other series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for those series, as appropriate.

-Dreyfus Diversified Emerging Markets Fund

-Dreyfus/The Boston Company Small Cap Value Fund
-Dreyfus/The Boston Company Small Cap Growth Fund
-Dreyfus/The Boston Company Small/Mid Cap Growth Fund
-Dreyfus/Newton International Equity Fund

-Dreyfus Tax Sensitive Total Return Bond Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Diversified Emerging Markets Fund
December 31, 2014 (Unaudited)

Common Stocks--60.5%	Shares		Value ($)
Brazil--2.9%
Banco do Brasil	6,400		56,619
BM&FBovespa	127,000		470,467
BR Malls Participacoes	5,500		33,631
Cia de Saneamento Basico do Estado de Sao Paulo	85,800		539,877
EcoRodovias Infraestrutura e Logistrica	49,200		197,141
Embraer, ADR	19,960		735,726
Gol Linhas Aereas Inteligentes, ADR	80,930		465,347
Grupo BTG Pactual	37,100		389,236
JBS	155,100		653,168
Kroton Educacional	115,300		664,365
M Dias Branco	1,200		41,059
Porto Seguro	5,200		58,987
Qualicorp	46,100	a	478,884
Tim Participacoes	78,800		350,097
Ultrapar Participacoes	4,700		89,610
			5,224,214
British Virgin Islands--.2%
Atlas Mara	39,630		328,771
Chile--.3%
Cia Cervecerias Unidas	5,697		53,021
Enersis	295,250		95,085
ENTEL Chile	31,768		316,326
			464,432
China--14.6%
Agile Property Holdings	32,000		18,047
Agricultural Bank of China, Cl. H	1,018,000		511,268
Alibaba Group Holding, ADR	8,113		843,265
Anhui Conch Cement, Cl. H	100,000		372,935
ANTA Sports Products	259,000		457,820
Bank of China, Cl. H	1,567,000		877,344
Beijing Capital International Airport, Cl. H	86,000		68,707
CGN Power	976,000		424,148
China Cinda Asset Management, Cl. H	1,180,000		571,575
China CITIC Bank, Cl. H	785,000		627,217
China Construction Bank, Cl. H	3,646,000		2,967,402
China Merchants Bank, Cl. H	354,500		884,673
China Minsheng Banking, Cl. H	322,800		420,948
China National Building Material, Cl. H	60,000		58,084
China Oilfield Services, Cl. H	206,000		358,603
China Pacific Insurance Group, Cl. H	164,000		821,873
China Petroleum & Chemical, Cl. H	774,000		626,640
China Shenhua Energy, Cl. H	337,000		992,453
Chongqing Rural Commercial Bank, Cl. H	145,000		90,033
CNOOC	711,000		961,794
Country Garden Holdings	60,000		23,873
CSR, Cl. H	708,000		953,172

Evergrande Real Estate Group	82,000		33,066
Geely Automobile Holdings	530,000		167,254
Great Wall Motor, Cl. H	222,000		1,252,823
Huaneng Power International, Cl. H	468,000		631,880
Industrial & Commercial Bank of China, Cl. H	2,711,000		1,969,372
Jiangsu Expressway, Cl. H	166,000		197,788
Jiangxi Copper, Cl. H	206,000		350,766
Lenovo Group	568,000		740,506
Longfor Properties	15,000		19,250
New China Life Insurance, Cl. H	45,600		227,847
PetroChina, Cl. H	248,000		275,707
Ping An Insurance Group Company of China, Cl. H	6,500		65,717
Shanghai Pharmaceuticals Holding, Cl. H	177,200		398,312
Shenzen Expressway, Cl. H	642,000		425,461
Sihuan Pharmaceutical Holdings Group	690,000		459,003
Sino-Ocean Land Holdings	46,500		26,337
Sinopharm Group, Cl. H	80,400		282,988
Tencent Holdings	197,500		2,833,796
Vipshop Holdings, ADS	15,200	a	297,008
Weichai Power, Cl. H	159,000		667,331
WuXi PharmaTech, ADR	12,180	a	410,101
Zhejiang Expressway, Cl. H	242,000		281,259
Zhuzhou CSR Times Electric, Cl. H	75,000		437,641
			26,383,087
Colombia--.0%
Cemex Latam Holdings	2,600	a	17,415
Czech Republic--.4%
Komercni banka	3,330		686,027
Greece--.3%
Alpha Bank	986,770	a	558,178
Hong Kong--2.0%
China Mobile	49,500		581,508
China Overseas Land & Investment	60,000		177,072
China Resources Cement Holdings	696,000		448,884
China Resources Land	34,000		89,241
China Singyes Solar Technologies Holdings	244,000	a	337,151
China Unicom Hong Kong	498,000		668,293
COSCO Pacific	328,685		465,537
Orient Overseas International	76,000		442,475
Shimao Property Holdings	20,500		45,582
Sino Biopharmaceutical	312,000		282,216
			3,537,959
Hungary--.2%
OTP Bank	26,310		379,969
India--7.2%
Bank of Baroda	44,590		740,050
Bharat Petroleum	39,100		399,859
Bharti Infratel	128,848		684,741
Cairn India	30,592		116,700
Coal India	67,150		406,291
DCB Bank	114,670	a	200,834
Dr. Reddy's Laboratories	10,610		542,147

Grasim Industries	9,730		517,531
HCL Technologies	20,261		511,540
Hindalco Industries	143,550		355,183
ICICI Bank	11,000		60,815
Idea Cellular	213,682		511,764
IDFC	141,320		339,589
Infosys	11,300		351,287
Ion Exchange (India)	65,838		255,365
ITC	94,140		539,582
JM Financial	499,110		357,503
LIC Housing Finance	60,074		379,299
Max India	60,830		359,753
Oil & Natural Gas	117,530		622,658
Power Finance	131,922		583,386
Reliance Industries	37,690		524,925
Rural Electrification	62,826		314,804
Sesa Sterlite	109,500		372,521
State Bank of India	171,240		795,074
Tata Consultancy Services	1,500		60,740
Tata Motors	150,951		1,156,140
Tata Steel	13,154		80,598
Tube Investments of India	35,470		185,008
Unichem Laboratories	85,240		324,661
UPL	66,410		356,893
			13,007,241
Indonesia--1.4%
Bank Mandiri	351,200		303,138
Bank Negara Indonesia	2,182,500		1,065,695
Bank Rakyat Indonesia	870,400		810,482
Indocement Tunggal Prakarsa	204,400		413,058
			2,592,373
Malaysia--1.2%
British American Tobacco Malaysia	21,100		391,050
DiGi.Com	151,300		266,097
Hong Leong Financial Group	62,300		292,322
IJM	260,300		489,181
Telekom Malaysia	161,900		317,571
Tenaga Nasional	98,200		386,994
			2,143,215
Mexico--3.0%
America Movil, Ser. L	576,700		642,613
Arca Continental	131,400	a	830,504
Coca-Cola Femsa, Ser. L	10,400		89,995
Controladora Vuela Compania de Aviacion, ADR	55,040	a	496,461
Fibra Uno Administracion	25,100		74,005
Gruma, Cl. B	62,700		670,486
Grupo Aeroportuario del Pacifico, Cl. B	23,700		148,461
Grupo Financiero Banorte, Ser. O	83,900		463,579
Grupo Financiero Inbursa, Ser. O	180,500		468,202
Hoteles City Express	208,200	a	327,391
OHL Mexico	318,700	a	594,035
PLA Administradora Industrial	187,500	a	393,205

Qualitas Controladora	120,000	a	247,259
			5,446,196
Philippines--1.0%
Ayala Land	724,700		542,966
Metropolitan Bank & Trust	209,698		386,610
SM Prime Holdings	89,300		33,857
Universal Robina	196,310		855,037
			1,818,470
Poland--1.1%
Orange Polska	163,609		383,249
PGE	95,102		505,019
Polski Koncern Naftowy Orlen	6,200		85,106
Powszechna Kasa Oszczednosci Bank Polski	40,690		409,377
Powszechny Zaklad Ubezpieczen	3,586		490,314
			1,873,065
Russia--2.0%
Gazprom, ADR	110,116		512,039
Lukoil, ADR	23,486		934,743
Magnit, GDR	11,370		512,725
MMC Norilsk Nickel, ADR	28,770		409,109
Rosneft, GDR	53,872		189,091
Rosneft, GDR	82,420		289,258
Sberbank of Russia, ADR	63,717		258,054
Severstal, GDR	10,469		95,268
Sistema, GDR	12,207		63,598
Tatneft, ADR	14,825		363,213
			3,627,098
South Africa--3.1%
African Rainbow Minerals	6,515		66,930
Barloworld	23,636		194,851
FirstRand	141,177		611,623
Growthpoint Properties	32,864		77,726
Kumba Iron Ore	3,836		78,821
Liberty Holdings	15,375		163,143
Mediclinic International	127,964		1,106,111
MTN Group	60,420		1,146,578
Naspers, Cl. N	2,500		321,870
Redefine Properties	39,233		36,258
RMB Holdings	64,237		353,500
Sasol	15,930		595,103
Steinhoff International Holdings	86,734		443,772
Telkom	67,400	a	406,770
Tsogo Sun Holdings	23,600		59,183
			5,662,239
South Korea--8.8%
AMOREPACIFIC Group	658	a	593,854
BS Financial Group	3,708	a	48,799
CJ	2,700	a	382,459
Coway	12,086	a	919,568
DGB Financial Group	11,620	a	119,560
Dongbu Insurance	8,174	a	408,264
E-Mart	2,672	a	492,273

Halla Visteon Climate Control	1,072	a	46,917
Hankook Tire	7,661	a	364,485
Hanwha	19,900	a	560,772
Hanwha Life Insurance	16,172	a	122,110
Hyundai Steel	4,834	a	276,408
Hyundai Wia	2,435	a	387,678
Industrial Bank of Korea	39,572	a	503,950
KB Financial Group	19,790	a	646,329
Kia Motors	11,653	a	550,570
Korea Electric Power	12,867	a	495,537
Korea Investment Holdings	483	a	21,223
LG Display	30,622	a	927,266
LG Electronics	7,800	a	416,880
Lotte Shopping	1,887	a	466,223
Mirae Asset Securities	3,045	a	118,724
Samsung Electronics	4,171		5,013,760
Samsung Fire & Marine Insurance	2,561	a	656,091
SK Hynix	21,306	a	917,421
SK Telecom	1,930		469,340
			15,926,461
Taiwan--5.8%
Advanced Semiconductor Engineering	684,000		813,153
Asustek Computer	12,000		130,656
AU Optronics	1,351,000		684,857
Catcher Technology	59,000		454,109
Chailease Holding	167,700		415,844
China Development Financial Holding	1,302,000		413,793
CTBC Financial Holding	233,000		150,540
E.Sun Financial Holding	1,165,788		722,777
Hon Hai Precision Industry	272,360		751,051
Kinsus Interconnect Technology	87,000		287,512
Mega Financial Holding	381,000		293,704
Pegatron	265,000		610,279
Pou Chen	284,000		342,408
Realtek Semiconductor	84,000		278,340
Ruentex Industries	155,000		325,713
Siliconware Precision Industries	371,000		559,387
SinoPac Financial Holdings	1,197,834		490,650
Taishin Financial Holdings	648,606		266,062
Taiwan Cement	427,000		583,155
Taiwan Semiconductor Manufacturing	333,000		1,469,439
Zhen Ding Technology Holding	136,000		362,018
			10,405,447
Thailand--2.0%
Bangkok Bank	101,200		600,249
Jasmine International	1,795,800		398,280
PTT	47,600		466,670
PTT Exploration & Production, NVDR	88,900		301,548
PTT Global Chemical	209,343		324,968
PTT Global Chemical, NVDR	348,400		540,830
Siam Cement, NVDR	6,500		88,411
Thai Beverage	639,000		332,385

Thai Union Frozen Products, NVDR	207,300		569,824
			3,623,165
Turkey--1.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi	487,789		575,767
Eregli Demir ve Celik Fabrikalari	329,223		628,582
Tofas Turk Otomobil Fabrikasi	39,300		268,265
Turk Hava Yollari	28,800	a	118,183
Turkiye Halk Bankasi	68,810		406,469
Turkiye Is Bankasi, Cl. C	205,636		589,873
			2,587,139
United Arab Emirates--.2%
Dubai Islamic Bank	204,900		376,646
United Kingdom--.1%
Standard Chartered	15,693		235,348
United States--1.3%
Global X MSCI Colombia ETF	22,600		290,636
iShares Global Materials ETF	8,470		473,558
iShares MSCI Indonesia ETF	21,522		590,564
iShares MSCI Philippines ETF	15,018		573,688
Market Vectors Vietnam ETF	23,375		449,268
			2,377,714
Total Common Stocks
(cost $109,416,313)			109,281,869

Preferred Stocks--3.5%
Brazil--3.3%
AES Tiete	12,900		88,096
Banco Bradesco	17,600		235,320
Banco do Estado do Rio Grande do Sul, Cl. B	83,900		453,323
Bradespar	44,800		239,239
Braskem, Cl. A	58,600		379,339
Cia Brasileira de Distribuicao	29,800		1,097,258
Cia Energetica de Minas Gerais	71,100		347,329
Cia Energetica de Sao Paulo, Cl. B	36,500		368,036
Cia Paranaense de Energia, Cl. B	21,400		281,823
Itau Unibanco Holding	111,270		1,446,778
Metalurgica Gerdau	47,100		198,528
Suzano Papel e Celulose, Cl. A	123,800		523,605
Telefonica Brasil	21,400		377,968
			6,036,642
Chile--.1%
Sociedad Quimica y Minera de Chile	9,813		235,228
Colombia--.1%
Grupo Aval Acciones y Valores	248,613		133,830
Total Preferred Stocks
(cost $7,123,771)			6,405,700

Other Investment--34.1%
Registered Investment Company;
Dreyfus Global Emerging Markets Fund, Cl. Y
(cost $58,567,711)	4,394,515	[b,c]	61,611,093
Total Investments (cost $175,107,795)	98.1%		177,298,662

Cash and Receivables (Net)	1.9%	3,354,849
Net Assets	100.0%	180,653,511

ADR - American Depository Receipts
ADS - American Depository Shares
ETF - Exchange-Traded Fund
GDR - Global Depository Receipts
NVDR - Non-Voting Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.
c	The fund's investment in the Dreyfus Global Emerging Markets Fund represents 34.1% of the fund's total investments.
The Dreyfus Global Emerging Markets Fund seeks to provide long-term capital appreciation.

At December 31, 2014, net unrealized appreciation on investments was $2,190,867 of which $11,419,888 related to apprecia investment securities and $9,229,021 related to depreciated investment securities. At December 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Foreign	34.1
Financial	19.6
Information Technology	10.3
Consumer Discretionary	5.2
Energy	5.0
Materials	4.8
Industrial	4.6
Consumer Staples	4.3
Telecommunication Services	4.2
Health Care	2.4
Utilities	2.3
Exchange-Traded Funds	1.3
98.1

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
December 31, 2014 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:

Brazilian Real,
Expiring
1/2/2015	a 797,646	296,523	300,070	(3,547)

Counterparty;
a	Banco Santander

The following is a summary of the inputs used as of December 31, 2014 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted Quoted	Significant		Unobservable
Assets ($)	Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	6,073,023	100,831,132	++	-	106,904,155
Equity Securities - Foreign Preferred Stocks+	-	6,405,700	++	-	6,405,700
Exchange-Traded Funds	2,377,714	-		-	2,377,714
Mutual Funds	61,611,093	-		-	61,611,093
Liabilities ($)
Other Financial Instruments:					-
Forward Foreign Currency Exchange Contracts+++	-	(3,547)		-	(3,547)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's
+++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end December 31, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Newton International Equity Fund
December 31, 2014 (Unaudited)

Common Stocks--99.3%	Shares		Value ($)
Australia--.9%
Dexus Property Group	1,223,370		6,917,828
Belgium--1.1%
Anheuser-Busch InBev	74,834		8,421,368
Brazil--.3%
International Meal Company Holdings	555,431		2,506,795
China--.4%
Sun Art Retail Group	2,769,000		2,745,874
Finland--1.6%
Nokia	1,500,580		11,810,398
France--5.2%
Air Liquide	105,374		13,001,981
Sanofi	165,621		15,094,060
Vivendi	415,834	a	10,373,070
			38,469,111
Germany--12.0%
Bayer	92,263		12,613,252
Brenntag	224,156		12,613,145
Commerzbank	808,447	a	10,740,015
Continental	33,418		7,096,413
Gerry Weber International	182,183		7,528,842
Infineon Technologies	974,950		10,452,509
LEG Immobilien	229,938	a	17,250,287
Rocket Internet	1,318	b	81,435
SAP	161,143		11,393,723
			89,769,621
Hong Kong--5.2%
AIA Group	2,383,912		13,126,919
Belle International Holdings	5,287,255		5,919,026
Jardine Matheson Holdings	149,600		9,103,340
Man Wah Holdings	6,056,500		9,974,218
			38,123,503
Ireland--1.4%
CRH	439,384		10,436,247
Israel--.8%
Bank Hapoalim	1,330,508		6,274,976
Italy--1.8%
Pirelli & C.	1,015,606		13,639,518
Japan--28.1%
Don Quijote Holdings	260,400		17,786,366
FANUC	56,800		9,374,194
Japan Airlines	331,986		9,697,504
Japan Tobacco	529,300		14,533,564
Lawson	156,900		9,487,485
LIXIL Group	751,400		15,890,644
M3	342,600		5,697,141

Mitsubishi UFJ Financial Group	2,166,300		11,873,800
NGK Spark Plug	269,000		8,123,069
Nomura Holdings	2,084,600		11,862,590
Sawai Pharmaceutical	121,300		6,988,177
Skylark	633,900		6,376,627
SoftBank	255,600		15,211,327
Stanley Electric	312,500		6,754,701
Sugi Holdings	320,500		13,078,599
Suntory Beverage & Food	181,800		6,277,153
Tokyo Electron	159,400		12,096,380
TOPCON	346,700		7,391,495
Toyota Motor	345,900		21,570,520
			210,071,336
Mexico--.6%
Grupo Financiero Santander Mexico, Cl. B, ADR	445,247		4,612,759
Netherlands--3.2%
Reed Elsevier	354,159		8,463,974
Wolters Kluwer	502,600		15,347,261
			23,811,235
Norway--1.1%
DNB	533,378		7,864,322
Philippines--1.6%
Energy Development	38,055,700		6,936,041
LT Group	18,341,400		4,972,465
			11,908,506
Portugal--.6%
Galp Energia	451,584		4,568,660
Russia --.6%
TBC Bank, GDR	380,641		4,796,077
Sweden--1.5%
TeliaSonera	1,697,139		10,914,213
Switzerland--12.9%
Actelion	57,416	a	6,605,549
Credit Suisse Group	507,561	a	12,723,958
Nestle	284,460		20,851,357
Novartis	201,634		18,543,772
Roche Holding	74,284		20,133,970
Zurich Insurance Group	56,755	a	17,772,420
			96,631,026
United Kingdom--18.4%
Associated British Foods	191,532		9,305,723
Barclays	3,784,840		14,229,142
British American Tobacco	212,876		11,566,395
Centrica	2,868,710		12,346,831
GlaxoSmithKline	583,071		12,474,853
Imagination Technologies Group	885,367	a	3,121,321
Just Eat	1,026,114		4,884,284
Merlin Entertainments	1,261,054	b	7,785,271
Prudential	996,718		22,936,667
Royal Dutch Shell, Cl. B	363,220		12,478,056
Vodafone Group	5,341,346		18,301,949
Wolseley	143,212		8,152,841

		137,583,333
Total Common Stocks
(cost $663,227,517)		741,876,706

Other Investment--.0%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $72,486)	72,486 [c]	72,486
Total Investments (cost $663,300,003)	99.3%	741,949,192
Cash and Receivables (Net)	.7%	5,375,733
Net Assets	100.0%	747,324,925

ADR - American Depository Receipts
GDR - Global Depository Receipts

a	Non-income producing security.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities were valued at $7,866,706 or 1.1% of net assets.
c	Investment in affiliated money market mutual fund.

At December 31, 2014, net unrealized appreciation on investments was $78,649,189 of which $121,284,125 related to ap investment securities and $42,634,936 related to depreciated investment securities. At December 31, 2014, the cost of in for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	23.0
Consumer Discretionary	19.6
Health Care	14.1
Consumer Staples	13.2
Industrial	7.5
Telecommunication Services	7.3
Information Technology	6.6
Materials	3.1
Utilities	2.6
Energy	2.3
Money Market Investment	.0
99.3

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
December 31, 2014 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Japanese Yen,
Expiring
1/15/2015 a	1,903,984,000	16,216,174	15,897,743	(318,431)

Sales:		Proceeds ($)

British Pound,
Expiring
1/2/2015 b	94,040	146,273	146,570	(297)

Euro,
Expiring
1/2/2015 b	491,919	598,631	595,248	3,383

Hong Kong Dollar,
Expiring
1/2/2015 c	2,618,554	337,605	337,675	(70)

Japanese Yen,
Expiring:
1/7/2015 b	66,443,484	554,673	554,713	(40)
1/15/2015 d	7,111,532,000	65,196,274	59,379,339	5,816,935

Gross Unrealized Appreciation	5,820,318
Gross Unrealized Depreciation	(318,838)

Counterparties:
a	JP Morgan Chase Bank
b	Royal Bank of Scotland
c	Barclays Bank
d	UBS

The following is a summary of the inputs used as of December 31, 2014 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted	Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	9,408,836	732,467,870	++	-	741,876,706
Mutual Funds	72,486	-		-	72,486
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	5,820,318		-	5,820,318
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	(318,838)		-	(318,838)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
+++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end December 31, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Sensitive Total Return Bond Fund
December 31, 2014 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--11.9%		Rate (%)	Date	Amount ($) a		Value ($)
Asset-Backed Certificates--.7%
OneMain Financial Issuance Trust,
Ser. 2014-1A, Cl. B		3.24	6/18/24	1,180,000	b	1,191,092
Asset-Backed Ctfs./Auto Receivables--1.1%
Capital Auto Receivables Asset
Trust, Ser. 2014-2, Cl. D		2.81	8/20/19	240,000		240,039
DT Auto Owner Trust,
Ser. 2014-2A, Cl. D		3.68	4/15/21	1,500,000	b	1,476,623
						1,716,662
Commercial Mortgage Pass-Through Ctfs.--.8%
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C24, Cl. AJ		5.66	3/15/45	1,250,000	c	1,276,668
Financial--3.7%
ARC Properties Operating
Partnership/Clark Acquisition,
Gtd. Notes		3.00	2/6/19	900,000		834,355
Army Hawaii Family Housing,
Notes		0.59	6/15/50	3,000,000	b,c	2,816,400
Denali Borrower,
Sr. Scd. Notes		5.63	10/15/20	800,000	b	834,400
Hockey Merger Sub 2,
Sr. Unscd. Notes		7.88	10/1/21	750,000	b	748,125
Hub Holdings,
Sr. Unscd. Notes		8.13	7/15/19	750,000	b	746,250
						5,979,530
Foreign/Governmental--2.9%
Australian Government,
Sr. Unscd. Bonds, Ser. 137	AUD	2.75	4/21/24	1,950,000		1,593,836
Australian Government,
Sr. Unscd. Bonds, Ser. 143	AUD	2.75	10/21/19	3,600,000		3,004,689
						4,598,525
Health Care--.5%
Dignity Health,
Unscd. Bonds		2.64	11/1/19	760,000		766,712
Industrial--.5%
AECOM Technology,
Gtd. Notes		5.75	10/15/22	795,000	b	814,875
Telecommunications--1.7%
Altice,
Sr. Scd. Notes		7.75	5/15/22	750,000	b	753,281
Frontier Communications,
Sr. Unscd. Notes		8.75	4/15/22	370,000		415,325
Intelsat Jackson Holdings,
Gtd. Notes		7.25	4/1/19	750,000		785,625
T-Mobile USA,
Gtd. Notes		6.13	1/15/22	750,000		764,063
						2,718,294
Total Bonds and Notes
cost $19,280,021)						19,062,358
Long-Term Municipal		Coupon	Maturity	Principal

Investments--85.9%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.7%
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	1/1/19	1,000,000	1,148,610
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	1/1/26	1,250,000	1,529,975
Arizona--.1%
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	190,000	190,395
Arkansas--1.3%
Arkansas Development Finance
Authority, HR (Washington
Regional Medical Center)	5.00	2/1/25	1,835,000	2,118,397
California--13.3%
California,
Economic Recovery Bonds	5.00	7/1/18	1,500,000	1,713,945
California,
GO (Insured; AMBAC)	6.00	2/1/17	1,000,000	1,113,050
California,
GO (Various Purpose)	5.00	9/1/22	1,000,000	1,216,310
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.00	8/15/18	1,030,000	1,181,070
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.13	8/1/18	1,120,000	1,155,202
California State Public Works
Board, LR (Judicial Council of
California) (New Stockton
Courthouse)	5.00	10/1/26	1,000,000	1,208,120
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/17	1,015,000	1,134,465
California State University
Trustees, Systemwide Revenue	5.00	11/1/22	1,000,000	1,210,580
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	4.60	6/1/23	750,000	820,005
Jurupa Public Financing Authority,
Special Tax Revenue	5.00	9/1/29	1,060,000	1,234,296
Los Angeles Community Facilities
District Number 4, Special Tax
Revenue (Playa Vista-Phase 1)	5.00	9/1/28	1,000,000	1,158,070
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/23	1,000,000	1,240,960
Sacramento County,
Airport System Senior Revenue	5.00	7/1/22	1,275,000	1,448,884

Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.00	7/1/22	2,000,000	2,337,560
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/23	1,000,000	1,192,570
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	4.00	7/1/16	500,000	526,545
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.00	1/1/18	1,000,000	1,116,200
Colorado--.5%
City and County of Denver,
Airport System Subordinate
Revenue	5.00	11/15/22	720,000	846,914
Connecticut--.7%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	9/1/33	1,000,000	1,181,900
District of Columbia--.7%
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/24	1,000,000	1,187,130
Florida--7.8%
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/20	1,500,000	1,734,210
Florida Department of
Transportation, Turnpike
Revenue	5.00	7/1/25	1,000,000	1,207,820
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/17	1,000,000	1,110,080
Lee County,
Transportation Facilities
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/25	1,000,000	1,203,330
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.25	10/1/23	1,000,000	1,175,220
Miami-Dade County,
Seaport Revenue	5.00	10/1/22	2,000,000	2,346,360
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/18	1,000,000	1,134,470
South Miami Health Facilities
Authority, HR (Baptist Health
South Florida Obligated Group)	5.00	8/15/18	750,000	832,800
Tampa,
Capital Improvement Cigarette

Tax Allocation Revenue (H. Lee
Moffitt Cancer Center Project)	5.00	9/1/23	500,000	582,840
Tampa,
Health System Revenue (BayCare
Health System Issue)	5.00	11/15/18	1,000,000	1,147,540
Georgia--3.2%
Atlanta,
Airport General Revenue	5.00	1/1/22	1,000,000	1,156,280
DeKalb County,
Water and Sewerage Revenue	5.00	10/1/21	2,380,000	2,828,678
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.00	1/1/21	1,000,000	1,175,940
Illinois--6.0%
Chicago,
Customer Facility Charge
Senior Lien Revenue (Chicago
O'Hare International Airport)	5.25	1/1/24	1,500,000	1,744,830
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	1,000,000	1,109,920
Chicago,
Second Lien Water Revenue	5.00	11/1/26	1,000,000	1,185,710
Chicago Park District,
Limited Tax GO	5.00	1/1/28	2,500,000	2,873,725
Northern Illinois University Board
of Trustees, Auxiliary
Facilities System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/17	1,500,000	1,617,615
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/17	1,000,000	1,090,440
Indiana--2.0%
Indianapolis Local Public
Improvement Bond Bank, Revenue	5.00	6/1/17	1,625,000	1,788,150
Knox County,
EDR (Good Samaritan Hospital
Project)	5.00	4/1/23	1,300,000	1,460,589
Kansas--1.9%
Kansas Department of
Transportation, Highway Revenue	5.00	9/1/18	1,415,000	1,617,218
Kansas Development Finance
Authority, Revolving Funds
Revenue (Kansas Department of
Health and Environment)	5.00	3/1/21	1,150,000	1,350,974
Kentucky--.8%
Louisville and Jefferson County
Metropolitan Sewer District,
Sewer and Drainage System
Revenue	5.00	5/15/23	1,000,000	1,199,580
Louisiana--1.5%

Louisiana,
State Highway Improvement
Revenue	5.00	6/15/25	1,000,000	1,231,870
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/20	1,000,000	1,155,100
Maryland--.7%
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.13	6/1/20	1,000,000	1,109,180
Michigan--3.2%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	7/1/19	1,000,000	1,143,140
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/30	1,000,000	1,133,740
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/21	1,500,000	1,706,235
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/16	1,000,000	1,076,960
Minnesota--.8%
Western Minnesota Municipal Power
Agency, Power Supply Revenue	5.00	1/1/29	1,120,000	1,335,947
New Jersey--3.6%
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey - American
Water Company, Inc. Project)	5.10	6/1/23	1,000,000	1,127,560
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue)	5.00	7/1/18	1,225,000	1,374,450
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue)	5.00	7/1/25	1,000,000	1,192,830
New Jersey Higher Education
Student Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/18	1,000,000	1,122,680
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	1,000,000	1,000,900
New Mexico--.6%
New Mexico Municipal Energy

Acquisition Authority, Gas
Supply Revenue	0.85	8/1/19	1,000,000	c	1,006,440
New York--9.1%
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/15/24	2,000,000		2,437,160
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/26	1,205,000		1,439,035
New York City,
GO	5.00	8/1/21	2,000,000		2,319,120
New York City,
GO	5.00	3/1/25	1,000,000		1,213,550
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/19	1,000,000		1,146,300
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/18	1,000,000		1,149,010
Onondaga Civic Development
Corporation, Revenue (Saint
Joseph's Hospital Health
Center Project)	5.00	7/1/25	1,000,000		1,085,360
Port Authority of New York and New
Jersey (Consolidated Bonds,
185th Series)	5.00	9/1/30	1,000,000		1,165,340
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/24	2,150,000		2,609,756
North Carolina--.6%
Wake County Industrial Facilities
and Pollution Control
Financing Authority, PCR
(Carolina Power and Light
Company Project) (Insured;
AMBAC)	0.14	10/1/22	1,000,000	c	992,500
Ohio--1.9%
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Case Western
Reserve University Project)	5.00	12/1/23	1,500,000		1,820,850
University of Toledo,
General Receipts Bonds	5.00	6/1/17	1,050,000		1,150,422
Pennsylvania--2.0%
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/22	2,000,000		2,134,260
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/17	1,000,000		1,104,930
Rhode Island--.5%
Rhode Island Health and
Educational Building

Corporation, Higher Education
Facilities Revenue (Brown
University Issue)	5.00	9/1/21	700,000	845,887
South Carolina--.8%
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/21	1,000,000	1,192,920
South Dakota--1.7%
South Dakota Conservancy District,
Revenue (State Revolving Fund
Program)	5.00	8/1/17	2,370,000	2,633,757
Tennessee--.8%
Metropolitan Government of
Nashville and Davidson County,
GO	5.00	7/1/22	1,000,000	1,216,160
Texas--14.4%
Arlington Independent School
District, Unlimited Tax School
Building Bonds (Permament
School Fund Guarantee Program)	5.00	2/15/27	1,400,000	1,672,692
Corpus Christi,
Utility System Junior Lien
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/15/23	1,725,000	2,048,575
Houston,
Airport System Special
Facilities Revenue (United
Airlines, Inc. Terminal E
Project)	4.75	7/1/24	1,000,000	1,084,300
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/18	1,355,000	1,554,917
Houston,
Public Improvement GO	5.00	3/1/24	2,000,000	2,462,560
Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	5.00	9/1/20	1,000,000	1,169,560
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/22	1,000,000	1,185,370
Sam Rayburn Municipal Power
Agency, Power Supply System
Revenue	5.00	10/1/20	1,210,000	1,406,552
Socorro Independent School
District, Unlimited Tax Bonds
(Permament School Fund
Guarantee Program)	5.00	8/15/26	3,525,000	4,347,030
Stafford Economic Development
Corporation, Sales Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Escrowed to Maturity)	6.00	9/1/15	270,000	280,511
Tarrant Regional Water District,
Water Transmission Facilities
Contract Revenue (City of

Dallas Project)	5.00	9/1/18	1,000,000		1,143,310
Texas,
GO (College Student Loan)	5.00	8/1/17	1,000,000		1,110,930
Texas Municipal Power Agency,
Revenue (Insured; National
Public Finance Guarantee
Corp.) (Escrowed to Maturity)	0.00	9/1/16	10,000	d	9,925
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/20	1,905,000		2,090,814
West Travis County Public Utility
Agency, Revenue	5.00	8/15/23	1,140,000		1,311,342
Virginia--1.5%
Virginia Public School Authority,
School Financing Bonds	5.00	8/1/24	2,000,000		2,400,340
West Virginia--.8%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/17	1,135,000		1,264,549
Wisconsin--1.4%
Public Finance Authority of
Wisconsin, Senior Living
Revenue (Rose Villa Project)	4.25	11/15/20	1,000,000		1,011,560
Wisconsin Health and Educational
Facilities Authority, Health
Facilities Revenue (UnityPoint
Health)	5.00	12/1/23	1,000,000		1,196,110
Total Long-Term Municipal Investments
(cost $129,792,729)					137,009,768
Total Investments (cost $149,072,750)			97.8%		156,072,126
Cash and Receivables (Net)			2.2%		3,491,984
Net Assets			100.0%		159,564,110

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities were valued at $9,381,046 or 5.9% of net assets.
c	Variable rate security--interest rate subject to periodic change.
d	Security issued with a zero coupon. Income is recognized through the accretion of discount.

At December 31, 2014, net unrealized appreciation on investments was $6,999,376 of which $7,309,038 related to appreciated investment securities and $309,662 related to depreciated investment securities. At December 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporatio	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVE	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration

FHLB	Federal Home Loan Bank	FHLM	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFER	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERL	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLO	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTE	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEA	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of December 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	2,907,754	-	2,907,754
Commercial Mortgage-Backed	-	1,276,668	-	1,276,668
Corporate Bonds+	-	10,279,411	-	10,279,411
Foreign Government	-	4,598,525	-	4,598,525
Municipal Bonds+	-	137,009,768	-	137,009,768

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS

Dreyfus/The Boston Company Small/Mid Cap Growth Fund

December 31, 2014 (Unaudited)

Common Stocks--103.9%	Shares		Value ($)
Banks--1.7%
SVB Financial Group	127,463	a	14,794,630
Capital Goods--8.6%
A.O. Smith	106,374		6,000,557
Allison Transmission Holdings	187,378		6,352,114
Donaldson	46,850		1,809,816
Hexcel	140,236	a	5,818,392
ITT	182,431		7,381,158
Quanta Services	317,056	a	9,001,220
Sensata Technologies Holding	223,821	a	11,730,459
United Rentals	125,499	a	12,802,153
Watsco	146,630		15,689,410
			76,585,279
Commercial & Professional Services--4.1%
Advisory Board	253,506	a	12,416,724
Corporate Executive Board	199,319		14,456,607
Towers Watson & Co., Cl. A	84,925		9,610,962
			36,484,293
Consumer Durables & Apparel--8.6%
Deckers Outdoor	175,600	a	15,986,624
Jarden	319,065	a	15,276,832
Polaris Industries	97,705		14,776,904
PVH	78,138		10,014,947
Steven Madden	303,670	a	9,665,816
Wolverine World Wide	364,280		10,735,332
			76,456,455
Consumer Services--2.8%
Cheesecake Factory	203,851		10,255,744
Panera Bread, Cl. A	86,409	a	15,104,293
			25,360,037
Energy--3.0%
Energen	185,092		11,801,466
Forum Energy Technologies	346,594	a	7,184,894
Helmerich & Payne	121,222		8,172,787
			27,159,147
Food & Staples Retailing--1.7%
United Natural Foods	193,781	a	14,984,116
Food, Beverage & Tobacco--2.6%
TreeHouse Foods	126,104	a	10,785,675
WhiteWave Foods	353,741	a	12,377,398
			23,163,073
Health Care Equipment & Services--13.8%
Acadia Healthcare	162,070	a	9,920,305
Align Technology	320,610	a	17,925,305
athenahealth	97,666	a,b	14,229,936
Brookdale Senior Living	417,457	a	15,308,148
Catamaran	315,631	a	16,333,904
Cooper	121,138		19,635,258

Endologix	799,733	a	12,227,918
Medidata Solutions	74,279	a	3,546,822
MEDNAX	209,200	a	13,830,212
			122,957,808
Household & Personal Products--1.2%
Church & Dwight	131,090		10,331,203
Materials--4.7%
Airgas	148,470		17,100,775
Scotts Miracle-Gro, Cl. A	221,960		13,832,547
Vulcan Materials	160,620		10,557,553
			41,490,875
Media--3.7%
IMAX	354,525	a,b	10,954,823
Interpublic Group of Companies	522,310		10,848,379
Lions Gate Entertainment	352,505	b	11,287,210
			33,090,412
Pharmaceuticals, Biotech & Life Sciences--12.7%
ACADIA Pharmaceuticals	485,323	a,b	15,409,005
Alkermes	219,130	a	12,832,253
Anacor Pharmaceuticals	238,040	a	7,676,790
Celldex Therapeutics	643,246	a,b	11,739,239
Cepheid	210,380	a	11,389,973
Jazz Pharmaceuticals	99,527	a	16,295,556
Nektar Therapeutics	859,274	a	13,318,747
NPS Pharmaceuticals	378,980	a	13,556,115
Pacira Pharmaceuticals	128,922	a	11,430,225
			113,647,903
Real Estate--1.1%
CBRE Group, Cl. A	295,644	a	10,125,807
Retailing--8.4%
Dick's Sporting Goods	277,983		13,801,856
HSN	108,550		8,249,800
LKQ	530,058	a	14,905,231
Ulta Salon, Cosmetics & Fragrance	122,460	a	15,655,286
Vitamin Shoppe	182,822	a	8,881,493
Williams-Sonoma	177,281		13,416,626
			74,910,292
Semiconductors & Semiconductor Equipment--3.7%
Integrated Device Technology	516,750	a	10,128,300
Mellanox Technologies	311,130	a	13,294,585
Microchip Technology	204,370	b	9,219,131
			32,642,016
Software & Services--15.4%
Akamai Technologies	234,153	a	14,742,273
ANSYS	127,910	a	10,488,620
FleetMatics Group	311,950	a,b	11,071,105
HomeAway	414,825	a	12,353,489
Jack Henry & Associates	60,270		3,745,178
LogMeIn	266,370	a	13,142,696
MAXIMUS	246,593		13,523,160
Proofpoint	222,506	a	10,731,464
ServiceNow	113,232	a	7,682,791
Shutterstock	99,876	a	6,901,432
SS&C Technologies Holdings	241,609		14,131,710
Synopsys	452,014	a	19,649,049

			138,162,967
Technology Hardware & Equipment--5.6%
Aruba Networks	99,708	a	1,812,691
F5 Networks	80,410	a	10,490,691
Infinera	505,956	a	7,447,672
IPG Photonics	170,470	a,b	12,771,612
National Instruments	231,570		7,199,511
Palo Alto Networks	81,564	a	9,997,299
			49,719,476
Telecommunication Services--.5%
Level 3 Communications	97,146	a	4,797,069
Total Common Stocks
(cost $765,913,419)			926,862,858

Other Investment--2.6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $22,962,685)	22,962,685	[c]	22,962,685
Investment of Cash Collateral for
Securities Loaned--11.0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $98,465,818)	98,465,818	[c]	98,465,818
Total Investments (cost $887,341,922)	117.5%		1,048,291,361
Liabilities, Less Cash and Receivables	(17.5%)		(156,270,130)
Net Assets	100.0%		892,021,231

a Non-income producing security.
b Security, or portion thereof, on loan. At December 31, 2014, the value of the fund's securities on loan was $77,594,809 and the value of the collateral held by the fund was $108,285,102 consisting of cash collateral of $98,465,818 and U.S. Government
& Agency securities valued at $9,819,284.
c Investment in affiliated money market mutual fund.

At December 31, 2014, net unrealized appreciation on investments was $160,949,439 of which $171,622,384 related to appreciated investment securities and $10,672,945 related to depreciated investment securities. At December 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	15.4
Health Care Equipment & Services	13.8
Money Market Investments	13.6
Pharmaceuticals, Biotech & Life Sciences	12.7
Capital Goods	8.6
Consumer Durables & Apparel	8.6
Retailing	8.4
Technology Hardware & Equipment	5.6
Materials	4.7
Commercial & Professional Services	4.1
Media	3.7
Semiconductors & Semiconductor Equipment	3.7

Energy	3.0
Consumer Services	2.8
Food, Beverage & Tobacco	2.6
Banks	1.7
Food & Staples Retailing	1.7
Household & Personal Products	1.2
Real Estate	1.1
Telecommunication Services	.5
117.5

† Based on net assets.

The following is a summary of the inputs used as of December 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	904,836,930	-	-	904,836,930
Equity Securities - Foreign Common Stocks+	22,025,928	-	-	22,025,928
Mutual Funds	121,428,503	-	-	121,428,503

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Growth Fund
December 31, 2014 (Unaudited)

Common Stocks--100.1%	Shares		Value ($)
Automobiles & Components--1.4%
Motorcar Parts of America	13,363	a	415,456
Banks--3.6%
Boston Private Financial Holdings	34,729		467,800
National Bank Holdings, Cl. A	11,453		222,303
PrivateBancorp	11,618		388,041
			1,078,144
Capital Goods--8.6%
American Woodmark	6,259	a	253,114
Comfort Systems USA	13,707		234,664
Hexcel	4,391	a	182,183
Neff, Cl. A	20,385		229,739
Primoris Services	8,080		187,779
Rush Enterprises, Cl. A	10,829	a	347,069
Sun Hydraulics	5,698		224,387
Trex	6,977	a	297,081
Watsco	5,573		596,311
			2,552,327
Commercial & Professional Services--3.0%
Advisory Board	9,327	a	456,836
Corporate Executive Board	2,581		187,200
TrueBlue	10,228	a	227,573
			871,609
Consumer Durables & Apparel--4.7%
iRobot	8,444	a,b	293,176
Malibu Boats, Cl. A	20,277		390,738
Steven Madden	9,014	a	286,916
Wolverine World Wide	14,146	b	416,883
			1,387,713
Consumer Services--2.2%
Capella Education	3,315		255,122
Del Frisco's Restaurant Group	16,486	a	391,378
			646,500
Energy--1.2%
Earthstone Energy	669	a	15,722
Forum Energy Technologies	17,017	a	352,762
			368,484
Food & Staples Retailing--1.3%
United Natural Foods	5,069	a	391,960
Food, Beverage & Tobacco--1.9%
TreeHouse Foods	4,031	a	344,771
WhiteWave Foods	6,141	a	214,874
			559,645
Health Care Equipment & Services--11.3%
Align Technology	8,247	a	461,090
athenahealth	1,971	a,b	287,175
Endologix	25,088	a,b	383,596
Globus Medical, Cl. A	14,183	a	337,130

HealthStream	12,717	a	374,897
HeartWare International	3,424	a,b	251,424
Insulet	8,289	a	381,791
LDR Holding	9,279	a	304,166
Medidata Solutions	2,366	a	112,976
Spectranetics	13,075	a	452,133
			3,346,378
Household & Personal Products--1.0%
Inter Parfums	10,443		286,660
Materials--4.5%
Chemtura	12,249	a,b	302,918
Flotek Industries	23,730	a	444,463
Scotts Miracle-Gro, Cl. A	6,586		410,440
Trecora Resources	11,232	a	165,110
			1,322,931
Media--3.2%
IMAX	11,187	a,b	345,678
Lions Gate Entertainment	10,502	b	336,274
Media General	16,036	a,b	268,282
			950,234
Pharmaceuticals, Biotech & Life Sciences--16.3%
ACADIA Pharmaceuticals	12,929	a,b	410,496
Anacor Pharmaceuticals	12,951	a,b	417,670
Auspex Pharmaceuticals	9,340	b	490,163
BioDelivery Sciences International	33,393	a,b	401,384
Celldex Therapeutics	20,121	a,b	367,208
Cepheid	7,797	a	422,130
KYTHERA Biopharmaceuticals	10,505	a,b	364,313
Nektar Therapeutics	24,047	a	372,729
NPS Pharmaceuticals	10,937	a	391,216
Pacira Pharmaceuticals	5,161	a	457,574
Paratek Pharmaceuticals	5,548		213,875
WuXi PharmaTech, ADR	14,968	a	503,973
			4,812,731
Real Estate--1.8%
RE/MAX Holdings, Cl. A	15,100		517,175
Retailing--5.7%
Core-Mark Holding Company	4,183		259,053
Kirkland's	14,692	a	347,319
Lumber Liquidators Holdings	3,924	a,b	260,200
Restoration Hardware Holdings	2,835	a,b	272,188
Shutterfly	5,795	a	241,623
Vitamin Shoppe	6,377	a	309,795
			1,690,178
Semiconductors & Semiconductor Equipment--6.1%
Inphi	30,934	a	571,660
Integrated Device Technology	16,199	a	317,500
MaxLinear, Cl. A	31,934	a	236,631
Mellanox Technologies	10,213	a	436,401
Xcerra	26,471	a	242,474
			1,804,666
Software & Services--15.1%
Barracuda Networks	8,242	a	295,393

comScore	8,831	a	410,023
Constant Contact	11,198	a	410,967
FleetMatics Group	9,587	a,b	340,243
LogMeIn	9,933	a	490,094
MAXIMUS	7,718		423,255
Mentor Graphics	20,699		453,722
Perficient	19,619	a	365,502
Proofpoint	6,884	a	332,015
Q2 Holdings	15,703		295,845
Shutterstock	3,139	a	216,905
SS&C Technologies Holdings	7,624		445,928
			4,479,892
Technology Hardware & Equipment--6.4%
Aruba Networks	3,113	a	56,594
Control4	19,840	a,b	304,941
Infinera	24,468	a	360,169
Littelfuse	2,513		242,932
RADWARE	19,499	a	429,368
Sonus Networks	129,250	a	513,123
			1,907,127
Transportation--.8%
Forward Air	4,819		242,733
Total Common Stocks
(cost $23,498,875)			29,632,543

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $89,122)	89,122	[c]	89,122
Investment of Cash Collateral for
Securities Loaned--15.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $4,508,266)	4,508,266	[c]	4,508,266
Total Investments (cost $28,096,263)	115.6%		34,229,931
Liabilities, Less Cash and Receivables	(15.6%)		(4,631,584)
Net Assets	100.0%		29,598,347

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At December 31, 2014, the value of the fund's securities on loan was $4,449,223 and value of the collateral held by the fund was $4,536,084, consisting of cash collateral of $4,508,266 and U.S. Government
Agency securities valued at $27,818.
c Investment in affiliated money market mutual fund.

At December 31, 2014, net unrealized appreciation on investments was $6,133,668 of which $6,613,116 related to appreciated investment securities and $479,448 related to depreciated investment securities. At December 31, 2014, the cost of investments federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)

Pharmaceuticals, Biotech & Life Sciences	16.3
Money Market Investments	15.5
Software & Services	15.1
Health Care Equipment & Services	11.3
Capital Goods	8.6
Technology Hardware & Equipment	6.4
Semiconductors & Semiconductor Equipment	6.1
Retailing	5.7
Consumer Durables & Apparel	4.7
Materials	4.5
Banks	3.6
Media	3.2
Commercial & Professional Services	3.0
Consumer Services	2.2
Food, Beverage & Tobacco	1.9
Real Estate	1.8
Automobiles & Components	1.4
Food & Staples Retailing	1.3
Energy	1.2
Household & Personal Products	1.0
Transportation	.8
115.6

† Based on net assets.

The following is a summary of the inputs used as of December 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	28,013,281	-	-	28,013,281
Equity Securities - Foreign Common Stocks+	1,619,262	-	-	1,619,262
Mutual Funds	4,597,388	-	-	4,597,388

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Value Fund
December 31, 2014 (Unaudited)

Common Stocks--99.9%	Shares		Value ($)
Automobiles & Components--2.0%
Tenneco	49,723	a	2,814,819
Thor Industries	61,347		3,427,457
			6,242,276
Banks--15.4%
Bank of Hawaii	10,680		633,431
Boston Private Financial Holdings	270,268		3,640,510
Brookline Bancorp	180,452		1,809,934
Cardinal Financial	87,962		1,744,286
CoBiz Financial	138,481		1,818,256
Columbia Banking System	95,795		2,644,900
CVB Financial	202,604		3,245,716
First Horizon National	333,252		4,525,562
First Midwest Bancorp	163,534		2,798,067
Seacoast Banking	33,897	a	466,084
Square 1 Financial, Cl. A	27,680		683,696
Synovus Financial	249,769		6,766,242
UMB Financial	51,744		2,943,716
United Community Banks	170,185		3,223,304
Valley National Bancorp	288,891		2,805,132
Washington Trust Bancorp	32,323		1,298,738
Webster Financial	114,663		3,729,987
Wintrust Financial	73,828		3,452,197
			48,229,758
Capital Goods--7.7%
AeroVironment	86,749	a	2,363,910
American Woodmark	50,191	a	2,029,724
Apogee Enterprises	59,478		2,520,083
Astec Industries	48,235		1,896,118
Chart Industries	36,369	a	1,243,820
Comfort Systems USA	118,306		2,025,399
FreightCar America	60,363		1,588,151
Granite Construction	64,161		2,439,401
Great Lakes Dredge and Dock	240,490	a	2,058,594
Lindsay	27,814		2,384,772
Mueller Industries	70,243		2,398,096
TASER International	47,326	a	1,253,192
			24,201,260
Commercial & Professional Services--4.9%
ABM Industries	43,360		1,242,264
Herman Miller	48,926		1,439,892
Interface	165,654		2,728,321
Knoll	119,135		2,522,088
Korn/Ferry International	87,648	a	2,520,756
McGrath RentCorp	57,331		2,055,890
Steelcase, Cl. A	162,794		2,922,152

			15,431,363
Consumer Durables & Apparel--4.4%
Cavco Industries	22,151	a	1,755,910
Ethan Allen Interiors	101,312		3,137,633
Oxford Industries	41,708		2,302,699
Standard Pacific	284,478	a	2,073,845
Universal Electronics	33,218	a	2,160,167
Vera Bradley	86,945	a	1,771,939
WCI Communities	31,782	a	622,292
			13,824,485
Consumer Services--2.6%
Belmond, Cl. A	211,348	a	2,614,375
Capella Education	23,714		1,825,029
Cheesecake Factory	72,024		3,623,527
			8,062,931
Diversified Financials--.8%
Piper Jaffray	41,963	a	2,437,631
Energy--4.9%
Bill Barrett	133,542	a	1,521,043
Cloud Peak Energy	163,841	a	1,504,060
Dril-Quip	38,233	a	2,933,618
Geospace Technologies	69,214	a	1,834,171
Gulf Island Fabrication	47,810		927,036
Natural Gas Services Group	55,933	a	1,288,696
Oil States International	36,360	a	1,778,004
Synergy Resources	114,046	a	1,430,137
Tesco	112,952		1,448,045
Unit	17,120	a	583,792
			15,248,602
Exchange-Traded Funds--.3%
iShares Russell 2000 Value ETF	9,235		939,015
Food & Staples Retailing--2.6%
Casey's General Stores	56,731		5,123,944
Fresh Market	76,696	a	3,159,875
			8,283,819
Food, Beverage & Tobacco--1.7%
Dean Foods	189,945		3,681,134
Fresh Del Monte Produce	50,334		1,688,706
			5,369,840
Health Care Equipment & Services--7.7%
Air Methods	71,913	a	3,166,329
Computer Programs & Systems	33,979		2,064,224
Globus Medical, Cl. A	106,825	a	2,539,230
Hanger	84,138	a	1,842,622
HealthSouth	21,041		809,237
HMS Holdings	74,780	a	1,580,849
LifePoint Hospitals	41,739	a	3,001,451
Natus Medical	48,616	a	1,752,121
Omnicell	78,582	a	2,602,636
Select Medical Holdings	109,841		1,581,710
WellCare Health Plans	39,249	a	3,220,773
			24,161,182

Insurance--.5%
Safety Insurance Group	27,178		1,739,664
Materials--6.0%
Carpenter Technology	60,971		3,002,822
Cytec Industries	50,173		2,316,487
Flotek Industries	119,445	a	2,237,205
Haynes International	31,855		1,544,968
Intrepid Potash	117,395	a	1,629,443
Louisiana-Pacific	159,616	a	2,643,241
Stillwater Mining	156,332	a	2,304,334
TimkenSteel	85,230		3,156,067
			18,834,567
Media--4.1%
DreamWorks Animation SKG, Cl. A	105,589	a	2,357,802
E.W. Scripps, Cl. A	202,063	a	4,516,108
New York Times, Cl. A	235,823		3,117,580
Time	117,301		2,886,778
			12,878,268
Pharmaceuticals, Biotech & Life Sciences--.3%
Horizon Pharma	70,074	a	903,254
Real Estate--7.6%
Acadia Realty Trust	97,018	b	3,107,487
American Assets Trust	64,209	b	2,556,160
Corporate Office Properties Trust	98,933	b	2,806,729
CyrusOne	102,151	b	2,814,260
EPR Properties	48,491	b	2,794,536
Healthcare Trust of America, Cl. A	104,338		2,810,866
Pebblebrook Hotel Trust	56,665	b	2,585,624
Summit Hotel Properties	232,648	b	2,894,141
Urstadt Biddle Properties, Cl. A	66,377	b	1,452,329
			23,822,132
Retailing--7.0%
American Eagle Outfitters	229,323		3,183,003
Express	184,998	a	2,717,621
Guess?	30,610		645,259
Office Depot	457,760	a	3,925,292
PEP Boys-Manny Moe & Jack	201,151	a	1,975,303
The Children's Place	66,939		3,815,523
Vitamin Shoppe	58,783	a	2,855,678
Zumiez	72,188	a	2,788,622
			21,906,301
Semiconductors & Semiconductor Equipment--3.1%
Brooks Automation	244,634		3,119,083
MKS Instruments	54,669		2,000,885
Nanometrics	68,610	a	1,154,020
PDF Solutions	22,040	a	327,514
Teradyne	157,333		3,113,620
			9,715,122
Software & Services--6.5%
Acxiom	154,490	a	3,131,512
Advent Software	55,875		1,712,010
Constant Contact	45,257	a	1,660,932

CoreLogic	138,778	a	4,383,997
CSG Systems International	97,436		2,442,721
Mentor Graphics	143,478		3,145,038
Monotype Imaging Holdings	104,221		3,004,691
TiVo	78,170	a	925,533
			20,406,434
Technology Hardware & Equipment--2.6%
FARO Technologies	25,714	a	1,611,754
Lexmark International, Cl. A	63,025		2,601,042
Vishay Intertechnology	290,315		4,107,957
			8,320,753
Transportation--1.3%
Con-way	52,898		2,601,524
Marten Transport	72,647		1,588,063
			4,189,587
Utilities--5.9%
California Water Service Group	62,400		1,535,664
Chesapeake Utilities	51,472		2,556,100
El Paso Electric	69,073		2,767,064
Hawaiian Electric Industries	164,692		5,513,888
NorthWestern	50,431		2,853,386
Portland General Electric	90,777		3,434,094
			18,660,196
Total Common Stocks
(cost $247,891,766)			313,808,440

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,443,051)	1,443,051	[c]	1,443,051
Total Investments (cost $249,334,817)	100.4%		315,251,491
Liabilities, Less Cash and Receivables	(.4%)		(1,191,351)
Net Assets	100.0%		314,060,140

ETF - Exchange-Traded Fund

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

At December 31, 2014, net unrealized appreciation on investments was $65,916,674 of which $74,480,704 related to appreciated investment securities and $8,564,030 related to depreciated investment securities. At December 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	15.4
Capital Goods	7.7
Health Care Equipment & Services	7.7
Real Estate	7.6
Retailing	7.0

Software & Services	6.5
Materials	6.0
Utilities	5.9
Commercial & Professional Services	4.9
Energy	4.9
Consumer Durables & Apparel	4.4
Media	4.1
Semiconductors & Semiconductor Equipment	3.1
Consumer Services	2.6
Food & Staples Retailing	2.6
Technology Hardware & Equipment	2.6
Automobiles & Components	2.0
Food, Beverage & Tobacco	1.7
Transportation	1.3
Diversified Financials	.8
Insurance	.5
Money Market Investment	.5
Exchange-Traded Funds	.3
Pharmaceuticals, Biotech & Life Sciences	.3
100.4

† Based on net assets.

The following is a summary of the inputs used as of December 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	310,255,050	-	-	310,255,050
Equity Securities - Foreign Common Stocks+	2,614,375	-	-	2,614,375
Exchange-Traded Funds	939,015	-	-	939,015
Mutual Funds	1,443,051	-	-	1,443,051

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 24, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 24, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)